Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other
Summarized statements of operations
Net income/(loss) attributable to the shareholders of equity investee	$ 117,000	$ 95,000	$ 12,000
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Revenue	227,422,000	224,131,000	211,603,000
Gross profit	91,458,000	89,355,000	91,461,000
Depreciation and amortization	(4,985,000)	(2,958,000)	(3,274,000)
Interest income	220,000	238,000	628,000
Finance cost	(117,000)	(123,000)	(158,000)
Income/(loss) before taxation	24,434,000	23,759,000	25,164,000
Income tax expense	(3,629,000)	(3,631,000)	(3,948,000)
Net income/(loss)	20,805,000	20,128,000	21,216,000
Non-controlling interests	(29,000)	248,000	160,000
Net income/(loss) attributable to the shareholders of equity investee	$ 20,776,000	$ 20,376,000	$ 21,376,000
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Revenue	$ 244,557,000	$ 222,368,000	$ 181,140,000
Gross profit	175,965,000	158,131,000	127,608,000
Depreciation and amortization	(6,942,000)	(3,526,000)	(2,765,000)
Interest income	757,000	565,000	306,000
Income/(loss) before taxation	66,497,000	148,144,000	37,401,000
Income tax expense	(10,874,000)	(27,645,000)	(6,094,000)
Net income/(loss)	55,623,000	120,499,000	31,307,000
Net income/(loss) attributable to the shareholders of equity investee	$ 55,623,000	$ 120,499,000	$ 31,307,000
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Income/(loss) before taxation	$ (9,210,000)	$ (8,482,000)	$ (7,552,000)
Net income/(loss)	(9,210,000)	(8,482,000)	(7,552,000)
Net income/(loss) attributable to the shareholders of equity investee	$ (9,210,000)	$ (8,482,000)	$ (7,552,000)